Note 3 - Liquidity and Summary of Significant Accounting Policies (Details Textual)			1 Months Ended	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 04, 2015	Aug. 11, 2015	Jan. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	May 04, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	May 05, 2016 USD ($)	Dec. 31, 2014 USD ($)
Cash and Cash Equivalents, at Carrying Value							$ 2,620,023	$ 2,620,023		$ 10,358,209
Backstop Commitments							3,000,000	3,000,000
Cash, Uninsured Amount							2,400,000	2,400,000
Cash, FDIC Insured Amount							250,000	250,000
Allowance for Doubtful Accounts Receivable							409,000	409,000	$ 97,000
Inventory, Finished Goods, Net of Reserves							18,123	18,123	115,792
Inventory, Raw Materials, Net of Reserves							59,798	59,798	196,500
Inventory Valuation Reserves							$ 8,000	8,000	58,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)								0
Goodwill, Impairment Loss				$ 1,100,000				$ 0
Number of Reporting Units								1
License and Maintenance Revenue						$ 140,000			$ 400,000
License and Services Revenue					$ 3,000,000
Percentage of Product Sales						11.00%	22.00%		31.00%
Number of Operating Segments								1
Remaining Accrual for Business Exit Costs							$ 200,000	$ 200,000	$ 200,000
Restructuring Reserve, Current							0	0	300,000
Debt, Long-term and Short-term, Combined Amount							$ 0	0
Impairment of Intangible Assets (Excluding Goodwill)								$ 0
The 2016 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares								1,370,000
Employee Stock Option [Member]
Fair Value Assumptions, Expected Dividend Rate								0.00%
Realignment Plan [Member]
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent	22.00%	30.00%
Restructuring and Related Cost, Expected Number of Positions Eliminated	7		4
Severance Costs			$ 500,000						900,000
Realignment Plan [Member] | Selling and Marketing Expense [Member]
Severance Costs									200,000
Realignment Plan [Member] | Research and Development Expense [Member]
Severance Costs									200,000
Realignment Plan [Member] | General and Administrative Expense [Member]
Severance Costs									400,000
Product Revenues [Member]
Deferred Revenue									100,000
Licensing Agreements [Member]
Deferred Revenue									1,000,000
Predecessor [Member]
Cash and Cash Equivalents, at Carrying Value						$ 10,358,209			922,317		$ 15,946,425
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				22,600,000
Goodwill, Impairment Loss				1,100,000					$ 1,128,517
Goodwill, Fair Value Disclosure				$ 0
Minimum [Member]
Inventory Shelf Life									1 year 180 days
Minimum [Member] | Property and Equipment Excluding Furniture, Lab, and Manufacturing Equipment [Member]
Property, Plant and Equipment, Useful Life								1 year
Minimum [Member] | Furniture, Lab and Manufacturing Equipment [Member]
Property, Plant and Equipment, Useful Life								4 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life								3 years
Maximum [Member]
Inventory Shelf Life									2 years
Maximum [Member] | Property and Equipment Excluding Furniture, Lab, and Manufacturing Equipment [Member]
Property, Plant and Equipment, Useful Life								4 years
Maximum [Member] | Furniture, Lab and Manufacturing Equipment [Member]
Property, Plant and Equipment, Useful Life								6 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life								6 years